Convertible Preferred Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Assumptions Used to Value Convertible Preferred Stock Warrants

The assumptions used to value the convertible preferred stock warrants were as follows:

December 31, 2013
Expected term (in years)	1.1
Expected volatility	75.00%
Risk-free interest rate	13.00%
Dividend yield	0%

The assumptions used to value the convertible preferred stock warrants were as follows:

	Year Ended December 31,
	2012	2013

Expected term (in years)	1.5	1.1
Expected volatility	90.00%	75.00%
Risk-free interest rate	0.21%	0.13%
Dividend yield	0%	0%